Share-Based Compensation Plans (Details) - Schedule of weighted-average assumptions used to determine share-based compensation expense using Black-Scholes option pricing model	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of weighted-average assumptions used to determine share-based compensation expense using Black-Scholes option pricing model [Abstract]
Dividend yield
Expected volatility	32.70%	32.40%	31.70%
Risk-free interest rate	2.79%	2.93%	2.94%
Expected life (years)	10 years	10 years	10 years